Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 70,314,315	$ 59,165,259	$ 48,184,958
Cost of revenues	(22,264,768)	(19,741,689)	(17,379,144)
Gross profit	48,049,547	39,423,570	30,805,814
Operating expenses:
Selling expenses	(3,320,886)	(4,550,997)	(3,911,818)
General and administrative expenses	(22,940,916)	(4,407,215)	(6,028,637)
Research and development expenses	(34,658,779)	(52,387,540)	(24,001,138)
Total operating expenses	(60,920,581)	(61,345,752)	(33,941,593)
Loss from operations	(12,871,034)	(21,922,182)	(3,135,779)
Other income/(expenses):
Investment (loss)/income	(81,618)	75,542	(143,181)
Interest expenses, net	(2,319,820)	(2,323,341)	(2,440,815)
Foreign currency exchange (loss)/gain	3,864	2,789	(68,902)
Other income, net	717,280	949,116	444,018
Total other expenses	(1,680,294)	(1,295,894)	(2,208,880)
Loss before income tax expense	(14,551,328)	(23,218,076)	(5,344,659)
Income tax expense		(3,787,692)	(660,655)
Net loss	(14,551,328)	(27,005,768)	(6,005,314)
Net loss attributable to non-controlling interests	(45,864)	(543,961)	(106,779)
Net loss attributable to XIAO-I CORPORATION shareholders	(14,505,464)	(26,461,807)	(5,898,535)
Other comprehensive income
Foreign currency translation change, net of nil income taxes	233,727	303,114	403,816
Total other comprehensive income	233,727	303,114	403,816
Total comprehensive loss	(14,317,601)	(26,702,654)	(5,601,498)
Total comprehensive income/(loss) attributable to non-controlling interests	37,615	(504,951)	95,280
Total comprehensive loss attributable to XIAO-I CORPORATION shareholders	$ (14,355,216)	$ (26,197,703)	$ (5,696,778)
Loss per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (0.56)	$ (1.12)	$ (0.27)
Diluted (in Dollars per share)	$ (0.56)	$ (1.12)	$ (0.27)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	25,760,207	23,646,003	22,115,592
Diluted (in Shares)	25,760,207	23,646,003	22,115,592
Share based compensation	$ 1,560,527
Cost of sale of software products
Net revenues	1,516,169	$ 1,566,455	$ 3,547,113
Cost of revenues	(98,442)	(834,570)	(888,220)
Cost of sale of hardware products
Net revenues	1,395,345	75,363	46,295
Cost of revenues	(583,939)	(51,201)	(25,141)
Cost of technology development service
Net revenues	24,105,644	7,839,700	16,419,889
Cost of revenues	(10,444,827)	(6,059,330)	(12,194,044)
Cost of M&S service
Net revenues	2,419,901	2,676,185	2,429,526
Cost of revenues	(781,258)	(971,417)	(1,255,973)
Cost of sale of cloud platform products
Net revenues	40,877,256	47,007,556	25,742,135
Cost of revenues	(10,356,302)	$ (11,825,171)	$ (3,015,766)
Selling expenses [Member]
Weighted average number of ordinary shares outstanding
Share based compensation	1,553
General and administrative expenses [Member]
Weighted average number of ordinary shares outstanding
Share based compensation	1,556,761
Research and development expenses [Member]
Weighted average number of ordinary shares outstanding
Share based compensation	$ 2,213